DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

July 25, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of DWS Variable NAV Money Fund (to be renamed DWS ESG Liquidity Fund) (the “Fund”), a series of Investors Cash Trust (the “Trust”) (Reg. Nos. 033-34645, 811-06103)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 76 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective 60 days after filing. However, please note that the Registrant, on behalf of the Fund, intends to request acceleration of effectiveness of the Amendment to September 1, 2018. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect a new investment strategy for the Fund, including (i) a new Fund name; (ii) a new management process; and (iii) the addition of a policy to invest at least 80% of its assets in securities that meet the investment advisor’s sustainability criteria. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on November 30, 2017 in Post-Effective Amendment No. 73 to the Trust’s Registration Statement

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Very truly yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price